Mineral Property, Plant and Equipment (Royalties Payable) (Details)	Dec. 31, 2023
Mulatos1
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	0.50%
Young-Davidson
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	1.50%